Shareholder Report, Holdings (Details) - C000208376	Mar. 31, 2026
BWX Technologies9254601
Holdings [Line Items]
Percent of Total Investments	4.70%
Revolution Medicines9254766
Holdings [Line Items]
Percent of Total Investments	3.00%
Modine Manufacturing9254706
Holdings [Line Items]
Percent of Total Investments	2.80%
Insmed9254668
Holdings [Line Items]
Percent of Total Investments	2.60%
Kratos Defense & Security Solutions9254681
Holdings [Line Items]
Percent of Total Investments	2.50%
Sterling Infrastructure9254805
Holdings [Line Items]
Percent of Total Investments	2.50%
Par Pacific Holdings9254741
Holdings [Line Items]
Percent of Total Investments	2.30%
Embraer9254566
Holdings [Line Items]
Percent of Total Investments	2.30%
FTAI Aviation9254655
Holdings [Line Items]
Percent of Total Investments	2.20%
Bridgebio Pharma9254598
Holdings [Line Items]
Percent of Total Investments	2.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.20%